Research Grant Income (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2013
Research Grant Income
Percentage of fund allocated for indirect cost	40.00%
Inventory cost	$ 752,634
Subcontractor costs	60,000
Salaries and benefits allocable to research	42,234
Miscellaneous costs	5,880
Indirect costs	$ 318,898